Net income/(loss) per share	12 Months Ended
Dec. 31, 2023
Net income/(loss) per share
Net income/(loss) per share
28.	Net income/(loss) per share
Basic and diluted net income/(loss) per share for each of the years presented are calculated as follows:

	For the year ended December 31,
	2021	2022	2023
Numerator:
Net income/(loss) attributable to the Company’s ordinary shareholders – basic (RMB in millions)	(3,560)	10,380	24,167
Impact of subsidiaries’ diluted earnings (RMB in millions)	(2)	(170)	(30)

Net income/(loss) attributable to the Company’s ordinary shareholders – diluted (RMB in millions)	(3,562)	10,210	24,137

Denominator:
Weighted average number of shares – basic	3,107,436,665	3,125,571,110	3,144,233,160
Adjustments for dilutive options and RSUs	—	55,315,026	26,309,236

Weighted average number of shares – diluted	3,107,436,665	3,180,886,136	3,170,542,396

Basic net income/(loss) per share attributable to the Company’s ordinary shareholders (RMB)	(1.15)	3.32	7.69

Diluted net income/(loss) per share attributable to the Company’s ordinary shareholders (RMB)	(1.15)	3.21	7.61
Generally, basic net income/(loss) per share is computed using the weighted average number of ordinary shares outstanding during the respective year. Diluted net income/(loss) per share is computed using the weighted average number of ordinary shares and dilutive potential ordinary shares outstanding during the respective year. The potentially dilutive ordinary shares included RSUs and options to purchase ordinary shares of 127,098,868, 105,899,185 and 77,073,699 for the years ended December 31, 2021, 2022 and 2023 on a weighted average basis, respectively. They were not included in the calculation of diluted net income/(loss) per share in the periods presented where their inclusion would be anti-dilutive.